RECOVERABLE VALUE OF LONG-TERM ASSETS- General (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment provisional balance	R$ 1,847,079	R$ 2,689,823
Minimum
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		6.96%
Maximum
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	13.56%
Generation (except Angra 3)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate without the SUDAM/SUDENE tax benefit		4.82%
Discount rate with the SUDAM/SUDENE tax benefit		5.58%
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		5.20%
Discount rate without the SUDAM/SUDENE tax benefit	5.81%
Discount rate with the SUDAM/SUDENE tax benefit	6.53%
Impairment provisional balance	R$ 1,776,648	R$ 2,620,752	R$ 6,964,625
Generation | UTE Candiota
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment provisional balance		R$ 1,043,193